Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Note 6. Derivative Instruments
Interest Rate Derivatives
Our objectives in using interest rate derivatives are to add stability to interest expense and to manage our exposure to interest rate movements. To accomplish this objective, we use interest rate swaps and caps as part of our interest rate risk management strategy. The effective portion of the change in the fair value of the derivative that qualifies as a cash flow hedge is recorded in accumulated other comprehensive income (loss) (“AOCI”) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. Amounts reported in AOCI related to derivatives will be reclassified to interest expense as interest payments are made on our variable-rate debt. In addition, we classify cash flows from qualifying cash flow hedging relationships in the same category as the cash flows from the hedged items in our consolidated statements of cash flows. We do not use interest rate derivatives for trading or speculative purposes.
Interest rate derivatives not designated as hedges for GAAP are not speculative and are used to manage our exposure to interest rate movements and other identified risks but we have elected not to apply hedge accounting. Changes in the fair value of interest rate derivatives not designated in hedging relationships are recorded in derivative fair value adjustment within our consolidated statements of operations.
Foreign Currency Hedge
Our objectives in using foreign currency derivatives are to add stability to potential fluctuations in exchange rates between foreign currencies and the U.S. dollar and to manage our exposure to exchange rate movements. To accomplish this objective, we have used foreign currency options as part of our exchange rate risk management strategy. A foreign currency option contract is a commitment by the seller of the option to deliver, solely at the option of the buyer, a certain amount of currency at a certain price on a specific date.
For derivatives designated as net investment hedges for GAAP purposes, the changes in the fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified out of accumulated other comprehensive income (loss) into earnings when the hedged net investment is either sold or substantially liquidated. The change in the value of the designated portion of our settled and unsettled foreign currency hedges is recorded net in foreign currency hedge contract in our consolidated statements of comprehensive loss in the related period.

The change in the value of the portion of our settled and unsettled foreign currency hedge that is not designated for hedge accounting for GAAP is recorded in Foreign currency adjustment within our consolidated statements of operations and represented a loss of approximately none and $2.6 million for the six months ended June 30, 2026 and 2025, respectively.
The following table summarizes the terms of our derivative financial instruments as of June 30, 2026:

	Notional Amount	Strike	Effective Date	Maturity Date
Interest Rate Derivatives:
CORRA Swap — Four Property Loan (1)	$62,370,975	3.03%	January 9, 2025	January 10, 2028
SOFR Swap — Huntington Credit Facility (2)	$86,103,075	1.54%	March 2, 2026	November 30, 2027

(1)	Notional amount is denominated in CAD and has been designated as a cash flow hedge.
(2)	Notional amount is denominated in USD and has been designated as a cash flow hedge.
The following table summarizes the terms of our derivative financial instruments as of December 31, 2025:

	Notional Amount	Strike	Effective Date	Maturity Date
Interest Rate Derivatives:
CORRA Swap — Four Property Loan (1)	$63,011,768	3.03%	January 9, 2025	January 10, 2028
SOFR Swap — Huntington Credit Facility (2)	$86,937,660	2.29%	December 1, 2025	November 30, 2027

(1)	Notional amount is denominated in CAD and has been designated as a cash flow hedge.
(2)	Notional amount was denominated in USD, was designated as a cash flow hedge and was terminated during the first quarter of 2026.
The following table presents a gross presentation of the fair value of our derivatives financial instruments as well as their classification on our consolidated balance sheets as of June 30, 2026 and December
31
, 2025:

	Asset/Liability Derivatives Fair Value
	June 30, 2026	December 31, 2025
Interest Rate Hedges:
Other assets	$2,847,001	$1,563,065
Accounts payable and accrued liabilities	$312,339	$496,702

The following table presents the effects of our derivative financial instruments on our consolidated statements of operations for the periods presented:

	Gain (loss) recognized in OCI for the three months ended June 30,		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from OCI for the three months ended June 30,
Type	2026	2025		2026	2025
Interest Rate Swaps	$336,373	$(110,434)	Interest Expense	$(155,340)	$2,519
Interest Rate Caps	—	—	Interest Expense	—	49,516
Foreign Currency Put	—	(1,034,818)	N/A	—	—

	$336,373	$(1,145,252)		$(155,340)	$52,035

	Gain (loss) recognized in OCI for the six months ended June 30,		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from OCI for the six months ended June 30,		Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative for the six months ended June 30,
Type	2026	2025		2026	2025		2026	2025
Interest Rate Swaps	$990,149	$(1,477,659)	Interest Expense	$(315,893)	$1,340	Interest Expense	$—	$(305,981)
Interest Rate Caps	—	—	Interest Expense	—	124,439	Interest Expense	—	110,805
Foreign Currency Put	—	(1,190,074)	N/A	—	—	N/A	—	—

	$990,149	$(2,667,733)		$(315,893)	$125,779		$—	$(195,176)

Based upon the forward rates in effect as of June 30, 2026, we estimate that approximately $0.3 million related to our qualifying cash flow hedges will be reclassified to reduce interest expense during the next 12 months.

Note 6. Derivative Instruments
Interest Rate Derivatives
Our objectives in using interest rate derivatives are to add stability to interest expense and to manage our exposure to interest rate movements. To accomplish this objective, we use interest rate swaps and caps as part of our interest rate risk management strategy. The effective portion of the change in the fair value of the derivative that qualifies as a cash flow hedge is recorded in accumulated other comprehensive income (loss) (“AOCI”) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. Amounts reported in AOCI related to derivatives will be reclassified to interest expense as interest payments are made on our variable-rate debt. In addition, we classify cash flows from qualifying cash flow hedging relationships in the same category as the cash flows from the hedged items in our consolidated statements of cash flows. We do not use interest rate derivatives for trading or speculative purposes.
Interest rate derivatives not designated as hedges for GAAP are not speculative and are used to manage our exposure to interest rate movements and other identified risks but we have elected not to apply hedge accounting. Changes in the fair value of interest rate derivatives not designated in hedging relationships are recorded in derivative fair value adjustment within our consolidated statements of operations.
Foreign Currency Hedge
Our objectives in using foreign currency derivatives are to add stability to potential fluctuations in exchange rates between foreign currencies and the U.S. dollar and to manage our exposure to exchange rate movements. To accomplish this objective, we have used foreign currency options as part of our exchange rate risk management strategy. A foreign currency option contract is a commitment by the seller of the option to deliver, solely at the option of the buyer, a certain amount of currency at a certain price on a specific date.
For derivatives designated as net investment hedges for GAAP purposes, the changes in the fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified out of accumulated other comprehensive income (loss) into earnings when the hedged net investment is either sold or substantially liquidated. The change in the value of the designated portion of our settled and unsettled foreign currency hedges is recorded net in foreign currency hedge contract in our consolidated statements of comprehensive loss in the related period.
The change in the value of the portion of our settled and unsettled foreign currency hedge that is not designated for hedge accounting for GAAP is recorded in Foreign currency adjustment within our consolidated statements of operations and represented a gain of approximately $3.0 million and loss of approximately $2.2 million for the years ended December 31, 2025 and 2024, respectively.
The following table summarizes the terms of our derivative financial instruments as of December 31, 2025:

	Notional Amount	Strike	Effective Date	Maturity Date
Interest Rate Derivatives:
CORRA Swap – Four Property Loan (1)	$63,011,768	3.03%	January 9, 2025	January 10, 2028
SOFR Swap – Huntington Credit Facility (2)	$86,937,660	2.29%	December 1, 2025	November 30, 2027

(1)	Notional amount is denominated in CAD and has been designated as a cash flow hedge.
(2)	Notional amount is denominated in USD and has been designated as a cash flow hedge.
The following table summarizes the terms of our derivative financial instruments as of December 31, 2024:

	Notional Amount	Strike	Effective Date	Maturity Date
Interest Rate Derivatives:
CORRA Swap – Burlington Loan (1)	$15,015,000	4.02%	September 27, 2022	September 20, 2025	(5)
CORRA Swap – Cambridge Loan (1)	$13,891,404	3.53%	April 30, 2024	December 22, 2025	(5)
CORRA Swap – North York Loan (1)	$24,083,333	3.79%	January 31, 2023	February 2, 2026	(5)
SOFR Swap – Huntington Credit Facility (2)	$107,574,000	2.89%	November 15, 2024	November 30, 2027
CDOR Swap – Bank of Montreal Loan (1)	$21,625,000	4.47%	May 4, 2023	May 4, 2026	(5)
CORRA Swap – Ontario Loan (3)	$124,232,000	4.73%	June 15, 2023	June 15, 2026	(5)
Foreign Currency Hedge:
CAD Put (4)	$200,000,000	1.4005	December 20, 2024	December 19, 2025

(1)	Notional amounts are denominated in CAD and were designated as a cash flow hedge.
(2)	Notional amount is denominated in USD and approximately $87.1 million was designated as a cash flow hedge.
(3)	Notional amount is denominated in CAD and we elected not to apply hedge accounting.
(4)	Notional amount is denominated in CAD and was partially designated for hedge accounting.
(5)	These interest rate derivatives were terminated during the first quarter of 2025.
The following table presents a gross presentation of the fair value of our derivatives financial instruments as well as their classification on our consolidated balance sheets as of December 31, 2025 and 2024:

	Asset/Liability Derivatives Fair Value
	December 31, 2025	December 31, 2024
Interest Rate Hedges:
Other assets	$1,563,065	$3,219,413
Accounts payable and accrued liabilities	$496,702	$2,448,275
Foreign Currency Hedges:
Other assets	$—	$4,409,134

The following table presents the effects of our derivative financial instruments on our consolidated statements of operations for the periods presented:

	Gain (loss) recognized in OCI for the year ended December 31,		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from OCI for the year ended December 31,		Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
Type	2025	2024		2025	2024		2025	2024
Interest Rate Swaps	$(1,298,093)	$285,991	Interest Expense	$(96,042)	$1,230,229	Interest Expense	$(304,727)	$2,526
Interest Rate Caps	—	—	Interest Expense	206,604	349,914	Interest Expense	110,805	—
Foreign Currency Put	(1,362,363)	1,106,438	N/A	—	—	N/A	—	—

	$(2,660,456)	$1,392,429		$110,562	$1,580,143		$(193,922)	$2,526

Based upon the forward rates in effect as of December 31, 2025, we estimate that approximately $0.9 million related to our qualifying cash flow hedges will be reclassified to reduce interest expense during the next 12 months.